Management of Capital	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Management of Capital

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue acquisition, exploration and development of resource properties, and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The capital of the Company is determined as follows:

	Year ended December 31,
	2018	2017 (Restated - note 4)
Equity	$40,479	$40,859
Less cash	1,653	2,474
	$38,826	$38,385

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue new shares or debt, acquire or dispose of assets or adjust the amount of cash and investments.

In order to maximize ongoing development efforts, the Company does not pay out dividends, does not have any long-term debt and is not subject to any externally imposed capital requirements.

The Company currently has sufficient working capital and is able to meet its ongoing current obligations as they become due. However, the Company will likely require additional capital in the future to meet its project related expenditures. Future liquidity will depend upon the Company’s ability to arrange additional debt or equity financing, as the Company relies on equity financings to fund its exploration and corporate activities.